Financial instruments - (Schedule of share price risk) (Details) - Share price risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	25.00%	25.00%
Effect of variance increase on after-tax profit	$ 3.0	$ 1.6
Effect of variance decrease on after-tax profit	$ (3.0)	$ (1.6)